Amplify Advanced Battery Metals and Materials ETF
Schedule of Investments
July 31, 2020 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 96.2%
Materials - 96.2%
African Rainbow Minerals Ltd.	10,785	$122,489
Albemarle Corp.	2,215	182,649
AMG Advanced Metallurgical Group NV	5,415	95,998
Aneka Tambang Tbk	4,133,345	206,667
BHP Group Ltd. - ADR	2,895	152,972
Bushveld Minerals Ltd. (a)	616,928	92,869
China Molybdenum Co. Ltd. - Class H	633,888	256,817
Eramet (a)	2,563	69,771
First Quantum Minerals Ltd.	20,796	175,752
Galaxy Resources Ltd. (a)	224,436	176,383
Ganfeng Lithium Co. Ltd. - Class A	30,130	241,575
Glencore PLC	89,954	205,639
IGO Ltd.	44,280	145,525
Jinchuan Group International Resources Co. Ltd.	2,150,328	210,863
Johnson Matthey PLC	3,216	94,256
Jupiter Mines Ltd.	527,850	111,251
Largo Resources Ltd. (a)	147,029	111,964
Lithium Americas Corp. (a) (c)	56,220	346,273
Livent Corp. (a)	28,961	181,585
Lundin Mining Corp.	32,868	184,038
MMC Norilsk Nickel PJSC - ADR	5,848	153,627
Nanjing Hanrui Cobalt Co. Ltd.	22,610	232,887
Nemaska Lithium, Inc. (a) (b) (d)	661,401	–
Orocobre Ltd. (a) (c)	91,372	193,884
Pilbara Minerals Ltd. (a)	912,471	228,170
Sociedad Quimica y Minera de Chile SA - ADR	5,645	172,455
South32 Ltd.	68,124	100,263
Sumitomo Metal Mining Co. Ltd.	8,870	262,610
Tawana Resources NL (a) (b) (d)	14,896	–
Tianqi Lithium Corp. (a)	49,290	178,671
Umicore SA	5,753	270,664
Vale Indonesia Tbk PT (a)	754,100	176,645
Western Areas Ltd.	91,697	158,541
Zhejiang Huayou Cobalt Co. Ltd.	44,638	273,475
		5,767,228
Total Common Stocks (Cost $7,112,739)		5,767,228

MONEY MARKET FUNDS - 3.7%
STIT-Government & Agency Portfolio - Institutional Class - 0.07% (e)	221,999	221,999
Total Money Market Funds (Cost $221,999)		221,999

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.7%
First American Government Obligations Fund, Class X - 0.07% (e)	339,491	339,491
Total Investments Purchased with Proceeds from Securities Lending (Cost $339,491)		339,491
Total Investments - 105.6%
(Cost $7,674,229)		$6,328,718

Percentages are based on Net Assets of $5,993,745.
ADR -	American Depositary Receipt
(a)	Non-income producing security.
(b)	Illiquid security. At July 31, 2020, the value of these securities amounted to $0 or 0.0% of net assets.
(c)	All or a portion of this security is out on loan as of July 31, 2020. Total value of securities out on loan is $296,670 or 4.9% of net assets.
(d)	The Fund has fair valued these securities. Values are determined using significant unobservable inputs.
(e)	Seven-day yield as of July 31, 2020.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund Management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the year/period ended July 31, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of July 31, 2020:

Category
Investments in Securities
Assets
Level 1
Common Stocks
Australia	$1,266,987
Belgium	270,664
Britain	94,256
Canada	818,026
Chile	172,455
China	1,183,426
France	69,771
Hong Kong	210,863
Indonesia	383,313
Japan	262,610
Netherlands	95,998
Russia	153,627
South Africa	215,359
Switzerland	205,639
United States	364,234
Money Market Funds	221,999
Investments Purchased with Proceeds from Securities Lending	339,491
Total Level 1	6,328,718
Level 2	-
Total Level 2	-
Level 3	-
Total Level 3	-
Total	$6,328,718

See the Schedules of Investments for further disaggregation of investment categories.

For the period ended July 31, 2020, there were no transfers into or out of Level 3 for the Fund. Below is a reconciliation of securities in Level 3 for the Fund.

	Balance as of 10/31/2019	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases/ Acquisition	Sales	Transfers In/ Out of Level 3	Balance as of 07/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 07/31/2020
Common Stocks	$-	$-	$-	$-	$-	$-	$-	$(105,499)

	Fair Value as of 07/31/2020	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input (a)
Common Stocks	$-	Proration of Share Price	Corporate Action Details	0.00 AUD
Common Stocks	$-	Proration of Share Price	Corporate Action Details	0.00 CAD

(a) Table presents information for two securities, which are valued at $0.00 each as of July 31, 2020.

Secured Borrowings (unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of July 31, 2020, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.